Quarterly Holdings Report
for
Fidelity® Floating Rate Central Fund
December 31, 2025
FR1-NPRT1-0226
1.811346.121
Alternative Funds - 0.9%
	Shares	Value ($)
Fidelity Private Credit Company LLC (c)(o) (Cost $19,744,235)	2,001,267	18,582,567

Asset-Backed Securities - 0.4%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 9.5844% 7/20/2037 (g)(h)(n)	440,000	441,466
GoldenTree Loan Management US CLO 21 Ltd Series 2024-21A Class DJ, CME Term SOFR 3 month Index + 4.25%, 8.1344% 7/20/2037 (g)(h)(n)	293,000	295,944
TOTAL BAILIWICK OF JERSEY		737,410
GRAND CAYMAN (UK OVERSEAS TER) - 0.4%
Apidos CLO LIII Series 2025-53A Class E, CME Term SOFR 3 month Index + 6.43%, 10.3144% 7/20/2038 (g)(h)(n)	260,000	266,796
Arini US Clo II Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 5.65%, 9.9371% 3/31/2038 (g)(h)(n)	150,000	151,028
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.209% 7/20/2038 (g)(h)(n)	151,000	153,446
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0302% 7/20/2038 (g)(h)(n)	150,000	151,589
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 6.9045% 3/30/2038 (g)(h)(n)	132,000	132,101
Brant Point Clo Ltd Series 2025-8A Class D1, CME Term SOFR 3 month Index + 2.85%, 6.8119% 3/31/2038 (g)(h)(n)	465,000	463,147
Carlyle US Clo 2025-2 Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 11.046% 7/25/2038 (g)(h)(n)	250,000	255,239
Cifc Fdg 2025-Iii Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 11.12% 7/21/2038 (g)(h)(n)	317,000	325,366
Cifc Fdg Ltd / Cifc Fdg LLC Series 2025-5A Class CR, CME Term SOFR 3 month Index + 1.8%, 5.7045% 1/15/2038 (g)(h)(n)	410,000	410,343
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.6316% 1/17/2038 (g)(h)(n)	109,000	109,033
Diameter Cap Ltd / LLC Series 2025-5A Class BR, CME Term SOFR 3 month Index + 1.8%, 5.67% 1/15/2039 (g)(h)(n)	465,000	464,989
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 8.0045% 4/15/2038 (g)(h)(n)	150,000	150,496
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.1545% 4/15/2038 (g)(h)(n)	200,000	201,407
Garnet CLO Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5202% 7/20/2037 (g)(h)(n)	100,000	101,506
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 9.9045% 7/15/2037 (g)(h)(n)	103,000	104,330
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 10.1344% 7/20/2036 (g)(h)(n)	157,000	158,060
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.1344% 10/20/2037 (g)(h)(n)	125,000	125,933
Ocp Aegis Clo Ltd Series 2025-47A Class D1A, CME Term SOFR 3 month Index + 2.6%, 6.3474% 1/21/2038 (g)(h)(n)	425,000	425,094
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.4344% 7/20/2037 (g)(h)(n)	200,000	200,829
OHA Credit Partners Ltd Series 2024-18A Class D2, CME Term SOFR 3 month Index + 4.75%, 8.6344% 4/20/2037 (g)(h)(n)	250,000	251,898
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.0445% 2/15/2038 (g)(h)(n)	100,000	98,932
Palmer Square Loan Funding 2025-2 Ltd Series 2025-2A Class D, CME Term SOFR 3 month Index + 4.5%, 8.7877% 7/15/2033 (g)(h)(n)	250,000	248,757
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 8.6045% 1/15/2033 (g)(h)(n)	267,000	265,215
Palmer Square Loan Funding Ltd Series 2024-3A Class D, CME Term SOFR 3 month Index + 5.4%, 9.265% 8/8/2032 (g)(h)(n)	605,000	601,187
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 7.6844% 4/20/2038 (g)(h)(n)	100,000	99,790
Tpg Clo Ltd Series 2025-2A Class D1, CME Term SOFR 3 month Index + 3.25%, 7.0673% 1/21/2039 (g)(h)(n)	250,000	250,986
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		6,167,497
UNITED STATES - 0.0%
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 10.6344% 1/20/2038 (g)(h)(n)	150,000	152,014
TOTAL ASSET-BACKED SECURITIES (Cost $7,024,026)		7,056,921

Bank Loan Obligations - 88.0%
	Principal Amount (a)	Value ($)
CANADA - 1.6%
Consumer Discretionary - 0.8%
Automobiles - 0.1%
Bombardier Recreational Products Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 12/13/2029 (f)(g)(h)	2,765,122	2,775,492
Bombardier Recreational Products Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 1/22/2031 (f)(g)(h)	79,232	79,454
		2,854,946
Hotels, Restaurants & Leisure - 0.7%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 9/20/2030 (f)(g)(h)	9,379,375	9,382,283
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 9/22/2032 (f)(g)(h)	3,581,308	3,599,716
		12,981,999
TOTAL CONSUMER DISCRETIONARY		15,836,945
Consumer Staples - 0.1%
Household Products - 0.1%
Kronos Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6719% 7/8/2031 (f)(g)(h)	2,863,750	1,849,267
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Rockpoint Gas Storage Partners LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 9/18/2031 (f)(g)(h)	1,044,338	1,048,254
Financials - 0.1%
Insurance - 0.1%
Jones Deslauriers Insurance Management Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 12/10/2032 (f)(g)(h)(i)	1,985,000	1,985,000
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
VetStrategy Canada Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4219% 12/12/2028 (f)(g)(h)	3,126,340	3,141,190
Industrials - 0.1%
Passenger Airlines - 0.1%
Air Canada Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 3/21/2031 (f)(g)(h)	1,193,738	1,199,706
Information Technology - 0.2%
Software - 0.2%
Open Text Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 1/31/2030 (f)(g)(h)	4,567,827	4,568,421
Materials - 0.1%
Chemicals - 0.1%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.6359% 5/29/2028 (f)(g)(h)	2,764,819	2,268,893
TOTAL CANADA		31,897,676
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Genmab A/S Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.733% 12/12/2032 (f)(g)(h)	4,625,000	4,645,258
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9336% 2/4/2028 (f)(g)(h)	911,016	915,188
FRANCE - 0.8%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Altice France SA Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 5.375%, 9.3603% 5/14/2029 (f)(g)(h)	1,245,971	1,232,739
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.8603% 5/31/2031 (f)(g)(h)	13,848,998	13,828,779

TOTAL FRANCE		15,061,518
GERMANY - 0.0%
Industrials - 0.0%
Machinery - 0.0%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9471% 4/30/2030 (f)(g)(h)	477,021	479,726
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4732% 10/18/2029 (f)(g)(h)	1,642,308	1,649,156
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.5724% 1/9/2032 (f)(g)(h)	262,859	263,516
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (f)(g)(h)(j)	3,023,738	166,306
BYJU's Alpha Inc Tranche BRIDGE TERM LOAN 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.1634% 4/9/2026 (b)(f)(g)(h)	17,371	16,502
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 11.6719% 4/9/2026 (b)(f)(g)(h)	70,975	67,426
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 11.6719% 4/9/2026 (b)(f)(g)(h)(k)	54,144	51,437
BYJU's Alpha Inc Tranche Prepetition Reimbursement TL 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.1634% 4/9/2026 (b)(f)(g)(h)	80,192	76,182

TOTAL INDIA		377,853
IRELAND - 0.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 6/4/2032 (f)(g)(h)	3,135,123	3,135,123
LUXEMBOURG - 0.3%
Financials - 0.2%
Financial Services - 0.2%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9219% 10/1/2032 (f)(g)(h)	3,530,000	3,499,113
SK Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% (f)(g)(h)(j)	1,226,144	24,522
TOTAL FINANCIALS		3,523,635
Materials - 0.1%
Containers & Packaging - 0.1%
Klockner Pentaplast of America Inc 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.7837% 8/7/2026 (f)(g)(h)	992,616	880,332
Klockner Pentaplast of America Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.725%, 0% (f)(g)(h)(j)	2,400,321	388,060
Klockner Pentaplast of America Inc Tranche DIP ROLLUP, term loan CME Term SOFR 3 month Index + 3%, 6.7837% 7/27/2026 (f)(g)(h)	1,584,314	1,405,096
TOTAL MATERIALS		2,673,488
TOTAL LUXEMBOURG		6,197,123
NETHERLANDS - 0.9%
Industrials - 0.7%
Building Products - 0.7%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6719% 1/17/2032 (f)(g)(h)	11,824,797	11,869,140
Information Technology - 0.0%
IT Services - 0.0%
Cyberswift BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9371% 10/8/2032 (f)(g)(h)	840,000	837,640
Materials - 0.2%
Chemicals - 0.2%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0358% 4/3/2028 (f)(g)(h)	2,766,024	2,763,729
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.1615% 4/3/2028 (f)(g)(h)	1,607,394	1,605,883
TOTAL MATERIALS		4,369,612
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9336% 8/30/2028 (f)(g)(h)	2,047,238	934,052
TOTAL NETHERLANDS		18,010,444
PUERTO RICO - 0.2%
Communication Services - 0.2%
Media - 0.2%
Coral-US Co-Borrower LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.8646% 10/15/2029 (f)(g)(h)	1,640,000	1,623,190
Coral-US Co-Borrower LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1545% 1/31/2032 (f)(g)(h)	2,085,000	2,044,343

TOTAL PUERTO RICO		3,667,533
SWEDEN - 0.2%
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Anticimex Global AB Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.91% 11/17/2031 (f)(g)(h)	3,695,009	3,708,865
SWITZERLAND - 0.3%
Materials - 0.3%
Chemicals - 0.3%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (f)(g)(h)	6,886,289	5,609,433
UNITED KINGDOM - 2.4%
Communication Services - 0.6%
Entertainment - 0.6%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.3429% 12/2/2031 (f)(g)(h)	12,454,691	12,261,643
Consumer Discretionary - 1.0%
Hotels, Restaurants & Leisure - 1.0%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.9336% 7/18/2030 (f)(g)(h)	8,363,507	8,345,191
Entain Holdings Gibraltar Ltd Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 7/31/2032 (f)(g)(h)	2,593,345	2,571,016
Entain Holdings Gibraltar Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 10/31/2029 (f)(g)(h)	1,834,620	1,822,016
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4219% 11/30/2030 (f)(g)(h)	6,329,324	6,318,754
TOTAL CONSUMER DISCRETIONARY		19,056,977
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Boots Group Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2063% 8/30/2032 (f)(g)(h)	1,905,000	1,913,725
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.3224% 2/7/2028 (f)(g)(h)	7,597,765	7,619,950
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Loire Finco Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7161% 1/21/2030 (f)(g)(h)	1,052,070	1,050,491
Industrials - 0.3%
Commercial Services & Supplies - 0.1%
HomeServe USA Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7339% 10/21/2030 (f)(g)(h)	1,958,906	1,960,140
Construction & Engineering - 0.2%
Red SPV LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9839% 3/15/2032 (f)(g)(h)	4,581,975	4,580,051
TOTAL INDUSTRIALS		6,540,191
TOTAL UNITED KINGDOM		48,442,977
UNITED STATES - 80.8%
Communication Services - 6.1%
Diversified Telecommunication Services - 2.4%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 18.3767% 3/25/2026 (f)(g)(h)	9,778,325	6,441,472
Aventiv Technologies LLC 2LN, term loan CME Term SOFR 3 month Index + 8.65%, 0% (f)(g)(h)(j)	9,060,476	67,953
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.9562% 3/25/2026 (b)(f)(g)(h)	481,689	503,765
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 1 month Index + 10%, 14.1552% 3/25/2026 (f)(g)(h)	2,650,096	2,771,550
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4336% 3/25/2026 (b)(f)(g)(h)	260,867	260,866
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.2356% 7/1/2031 (f)(g)(h)	4,320,787	4,314,046
Level 3 Financing Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1142% 3/29/2032 (f)(g)(h)	9,195,000	9,215,689
Lumen Technologies Inc Tranche A 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.7161% 6/1/2028 (f)(g)(h)	1,663,846	1,669,786
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.1806% 4/16/2029 (f)(g)(h)	9,184,958	9,127,552
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.1806% 4/15/2030 (f)(g)(h)	9,380,054	9,316,176
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7161% 10/6/2032 (f)(g)(h)	4,225,000	4,235,563
		47,924,418
Entertainment - 1.0%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.3219% 2/10/2027 (f)(g)(h)	4,499,458	3,136,482
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.3306% 9/1/2027 (f)(g)(h)	4,311,456	4,301,755
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.3306% 9/1/2027 (f)(g)(h)	6,605,000	6,589,676
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7161% 8/30/2030 (f)(g)(h)	1,549,491	1,543,681
Live Nation Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7339% 10/21/2032 (f)(g)(h)	1,165,000	1,165,000
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.0806% 8/7/2028 (f)(g)(h)	2,748,801	2,762,545
		19,499,139
Interactive Media & Services - 0.0%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 7/8/2031 (f)(g)(h)	1,368,764	1,315,724
Media - 2.3%
Acosta Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.2194% 8/21/2031 (f)(g)(h)	1,790,159	1,748,395
Advantage Sales & Marketing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.4458% 10/28/2027 (f)(g)(h)	2,227,589	1,844,443
Charter Comm Operating LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.9853% 12/7/2030 (f)(g)(h)	3,566,704	3,562,245
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2353% 12/15/2031 (f)(g)(h)	3,305,006	3,306,857
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2719% 6/18/2029 (f)(g)(h)	11,548,018	10,745,661
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.3727% 6/16/2032 (f)(g)(h)	3,185,000	2,890,961
Gray Media Inc Tranche D 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9872% 12/1/2028 (f)(g)(h)	1,022,838	1,022,951
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 6/28/2032 (f)(g)(h)	3,635,888	3,650,904
Sinclair Television Group Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.3%, 7.402% 12/31/2029 (f)(g)(h)	748,116	681,159
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 7.9161% 12/31/2030 (f)(g)(h)	992,500	897,716
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8779% 2/19/2030 (f)(g)(h)	789,781	550,872
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9219% 6/24/2029 (f)(g)(h)	1,506,582	1,506,205
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0806% 1/31/2029 (f)(g)(h)	6,446,882	6,390,473
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.3306% 1/31/2029 (f)(g)(h)	2,954,395	2,944,232
Versant Media Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 10/23/2030 (f)(g)(h)(i)	2,790,000	2,788,270
Virgin Media Bristol LLC Tranche Y 1LN, term loan CME Term SOFR 6 month Index + 3.175%, 7.0523% 3/31/2031 (f)(g)(h)	1,323,792	1,309,799
		45,841,143
Wireless Telecommunication Services - 0.4%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2161% 1/30/2031 (f)(g)(h)	7,046,132	7,091,932
TOTAL COMMUNICATION SERVICES		121,672,356
Consumer Discretionary - 15.1%
Automobile Components - 1.0%
American Axle & Manufacturing Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 2/24/2032 (f)(g)(h)(i)	1,965,000	1,964,175
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5661% 3/3/2028 (f)(g)(h)	4,160,000	3,682,016
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 5/6/2030 (f)(g)(h)	2,562,627	2,562,961
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 1/28/2032 (f)(g)(h)	5,211,938	5,231,482
LCI Industries Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 3/25/2032 (f)(g)(h)	1,607,870	1,615,910
Novae LLC/IN 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8219% 12/22/2028 (f)(g)(h)	3,626,986	3,354,962
Power Stop LLC 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5475% 1/26/2029 (f)(g)(h)	1,701,322	1,412,097
		19,823,603
Automobiles - 0.2%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3306% 6/3/2028 (f)(g)(h)	3,721,053	3,630,371
HarbourVest Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 0% 4/18/2030 (f)(g)(h)(i)	2,315,000	2,314,999
		5,945,370
Broadline Retail - 2.9%
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.0904% 11/8/2032 (f)(g)(h)	5,028,091	5,037,795
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 1/23/2032 (f)(g)(h)	51,761,099	52,019,905
		57,057,700
Distributors - 0.7%
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 12/11/2030 (f)(g)(h)	5,404,081	5,338,801
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7161% 5/24/2032 (f)(g)(h)	4,685,000	4,654,875
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 8/1/2030 (f)(g)(h)	3,172,112	3,176,680
		13,170,356
Diversified Consumer Services - 1.3%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.8614% 7/31/2028 (f)(g)(h)	11,408,918	11,429,796
KUEHG Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 6/12/2030 (f)(g)(h)	436,401	422,689
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0217% 3/4/2028 (f)(g)(h)	17,594,028	13,525,409
		25,377,894
Hotels, Restaurants & Leisure - 5.9%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1337% 2/7/2029 (f)(g)(h)	6,239,029	6,278,023
Aramark Services Inc Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4714% 6/24/2030 (f)(g)(h)	2,934,731	2,940,894
Arcis Golf LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 11/24/2028 (f)(g)(h)	2,135,808	2,138,478
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 2/6/2030 (f)(g)(h)	10,050,625	9,960,169
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 2/6/2031 (f)(g)(h)	5,065,575	5,014,920
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.125% 11/1/2031 (f)(g)(h)	5,851,415	5,202,259
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.125% 6/29/2029 (f)(g)(h)	624,790	573,438
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9219% 4/2/2029 (f)(g)(h)	6,719,938	6,725,919
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 1/29/2029 (f)(g)(h)	20,288,302	20,277,955
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2161% 2/12/2029 (f)(g)(h)	1,336,200	1,337,536
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4661% 1/28/2032 (f)(g)(h)	4,910,055	4,926,160
Golden Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 5/26/2030 (f)(g)(h)	2,654,146	2,654,146
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6719% 12/4/2031 (f)(g)(h)	1,825,442	1,834,368
Herschend Entertainment Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 5/27/2032 (f)(g)(h)	1,417,875	1,426,737
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 1/17/2031 (f)(g)(h)	3,082,125	3,064,988
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 8/2/2028 (f)(g)(h)	5,969,438	5,982,869
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4774% 11/8/2030 (f)(g)(h)	1,292,849	1,300,141
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 10/31/2031 (f)(g)(h)	3,575,871	3,482,004
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2161% 4/26/2030 (f)(g)(h)	4,005,486	3,972,320
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7837% 11/5/2031 (f)(g)(h)	699,634	701,824
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9856% 4/16/2029 (f)(g)(h)	2,996,820	3,003,383
Marriott Ownership Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 4/1/2031 (f)(g)(h)	1,428,250	1,428,250
Sgh2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1719% 8/18/2032 (f)(g)(h)	1,625,925	1,629,990
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7161% 7/2/2032 (f)(g)(h)	1,577,734	1,476,491
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (f)(g)(h)(k)	67,266	62,949
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 3/14/2031 (f)(g)(h)	5,534,303	5,548,859
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 12/30/2026 (f)(g)(h)	5,608,391	5,386,411
United PF Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.602% 12/30/2027 (f)(g)(h)	750,000	562,500
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.602% 12/30/2026 (f)(g)(h)	1,653,710	1,595,830
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 8/3/2028 (f)(g)(h)	5,387,593	5,400,308
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.0904% 9/3/2029 (f)(g)(h)	1,925,804	1,407,763
		117,297,882
Household Durables - 0.5%
Somnigroup International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.91% 10/24/2031 (f)(g)(h)	5,175,960	5,206,136
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7353% 10/1/2032 (f)(g)(h)	3,815,000	3,816,907
		9,023,043
Specialty Retail - 2.5%
Academy Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7372% 11/5/2027 (f)(g)(h)	794,558	794,558
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1196% 10/16/2031 (f)(g)(h)	4,927,812	4,952,451
Empire Today LLC Tranche EXCH 1ST OUT TLB 1LN, term loan 9.602% 8/3/2029 (f)(h)	219,855	125,317
Empire Today LLC Tranche EXCH FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.102% 8/3/2029 (b)(f)(g)(h)	1,337,451	33,436
Empire Today LLC Tranche NEW $ 1ST OUT TLA 1LN, term loan 9.602% 8/3/2029 (f)(h)	417,221	237,817
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2302% 6/9/2031 (f)(g)(h)	123,238	123,837
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5839% 6/6/2031 (f)(g)(h)	2,248,891	2,105,749
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7339% 6/6/2031 (f)(g)(h)	2,768,063	2,762,526
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% (b)(f)(g)(h)(j)	161,836	125,860
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.4853% 3/15/2031 (f)(g)(h)	2,925,000	2,939,011
Peer USA LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9219% 9/29/2032 (f)(g)(h)	2,435,000	2,437,021
RH Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3306% 10/20/2028 (f)(g)(h)	2,373,942	2,338,333
RH Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0661% 10/20/2028 (f)(g)(h)	2,847,062	2,823,346
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7404% 2/8/2028 (f)(g)(h)	5,088,405	4,891,942
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.6038% 9/4/2029 (f)(g)(h)	11,897,314	11,270,801
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0806% 4/17/2028 (f)(g)(h)	5,044,088	5,044,088
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 1/30/2031 (f)(g)(h)	1,611,094	1,611,948
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 10/31/2029 (f)(g)(h)	5,744,849	5,766,852
		50,384,893
Textiles, Apparel & Luxury Goods - 0.1%
Varsity Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 8/26/2031 (f)(g)(h)	4,651,625	4,666,184
TOTAL CONSUMER DISCRETIONARY		302,746,925
Consumer Staples - 2.5%
Beverages - 0.6%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1719% 4/1/2032 (f)(g)(h)	1,563,304	1,571,902
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.0219% 1/24/2029 (f)(g)(h)	2,570,020	1,689,788
Naked Juice LLC Tranche EXCH FLTO FL30 PIK 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.7719% 1/24/2030 (f)(g)(h)	1,275,030	324,074
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1719% 1/24/2029 (f)(g)(h)	2,335,683	2,318,890
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 3/31/2028 (f)(g)(h)	7,083,636	7,100,779
		13,005,433
Consumer Staples Distribution & Retail - 0.6%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6719% 9/20/2030 (f)(g)(h)	2,917,688	2,844,745
Cardenas Merger Sub LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 10.5219% 8/1/2029 (f)(g)(h)	5,727,792	4,404,901
Froneri US Inc Tranche B-4 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 6.4471% 9/30/2031 (f)(g)(h)	1,430,784	1,429,182
JP Intermediate B LLC Tranche TAKEBK TL A 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1719% 3/31/2031 (b)(f)(g)(h)	1,903,258	1,460,750
JP Intermediate B LLC Tranche NEW $ 1ST L TL 1LN, term loan CME Term SOFR 1 month Index + 7%, 10.6719% 9/30/2030 (b)(f)(g)(h)	506,249	506,249
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.1855% 4/1/2029 (f)(g)(h)	2,210,873	2,177,157
		12,822,984
Food Products - 1.2%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2214% 12/23/2030 (f)(g)(h)	1,723,862	1,729,258
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 10/28/2032 (f)(g)(h)	4,170,000	4,186,680
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% (f)(g)(h)(j)	4,852,665	145,580
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (f)(g)(h)(j)	1,200,945	552,435
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (f)(g)(h)(j)	856,020	393,769
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 9.5%, 13.3501% 3/30/2026 (f)(g)(h)	3,979,750	3,780,763
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 13.3413% 3/30/2026 (b)(f)(g)(h)	5,258,254	4,259,186
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 2/12/2031 (f)(g)(h)	3,142,954	3,138,679
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2501% 7/12/2032 (f)(g)(h)	3,945,113	3,962,392
		22,148,742
Personal Care Products - 0.1%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5806% 5/17/2028 (f)(g)(h)	3,103,117	1,590,347
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.4224% 2/23/2029 (f)(g)(h)	800,000	776,200
		2,366,547
TOTAL CONSUMER STAPLES		50,343,706
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.6774% 7/9/2031 (f)(g)(h)	2,310,750	2,320,132
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.3306% 3/31/2028 (f)(g)(h)	607,346	605,324
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6719% 12/31/2030 (f)(g)(h)	6,780,014	6,799,404
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6719% 12/30/2027 (f)(g)(h)	689,700	690,272
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.3161% 11/19/2029 (f)(g)(h)	2,380,143	2,379,143
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6719% 4/1/2030 (f)(g)(h)	1,548,714	1,564,201
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 5/30/2031 (f)(g)(h)	1,285,517	1,292,831
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (f)(g)(h)	16,799,868	6,854,346
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9547% 2/28/2030 (f)(g)(h)	2,943,505	2,952,100
Prairie Acquiror LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4661% 8/1/2029 (f)(g)(h)	1,041,556	1,046,545
Stonepeak Bayou Holdings LP 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 10/1/2032 (f)(g)(h)	1,960,000	1,756,650
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 5.9411% 5/25/2029 (f)(g)(h)	2,842,602	2,826,030
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 5.9411% 5/25/2029 (f)(g)(h)	355,564	353,786
TOTAL ENERGY		31,440,764
Financials - 11.1%
Capital Markets - 2.2%
Broadstreet Partners Group LLC Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 6/13/2031 (f)(g)(h)	4,976,765	4,991,148
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 10/31/2031 (f)(g)(h)	12,916,824	12,979,858
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 5/17/2031 (f)(g)(h)	1,221,104	1,223,314
Focus Financial Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 9/15/2031 (f)(g)(h)	3,870,780	3,876,277
GTCR Everest Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 9/5/2031 (f)(g)(h)	4,093,579	4,107,211
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.6506% 2/3/2032 (f)(g)(h)	4,724,686	4,727,663
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.8224% 12/15/2031 (f)(g)(h)	9,018,354	8,969,204
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4219% 11/26/2031 (f)(g)(h)	1,885,750	1,884,958
Superannuation & Investments US LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7161% 12/1/2028 (f)(g)(h)	1,749,469	1,756,029
		44,515,662
Financial Services - 3.3%
ACNR Holdings Inc term loan 13% (b)(f)(h)(l)	853,252	848,986
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6719% 1/31/2031 (f)(g)(h)	11,450,820	11,458,034
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7353% 7/1/2032 (f)(g)(h)	3,125,000	3,035,156
Corpay Technologies Operating Co LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.5661% 11/5/2032 (f)(g)(h)	2,845,000	2,845,597
Dragon Buyer Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4219% 9/30/2031 (f)(g)(h)	1,529,550	1,529,550
Heubach Holding USA LLC Tranche TL, term loan CME Term SOFR 1 month Index + 10%, 0% (b)(f)(g)(h)(j)	136,173	0
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 9/22/2032 (f)(g)(h)	3,160,000	3,088,900
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.7007% 4/16/2029 (f)(g)(h)	1,602,266	1,604,941
Neon Maple US Debt Mergersub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 11/17/2031 (f)(g)(h)	5,374,455	5,376,121
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2161% 7/31/2031 (f)(g)(h)	9,778,677	9,633,073
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.4661% 2/16/2032 (f)(g)(h)	1,645,000	1,625,474
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4274% 10/8/2032 (f)(g)(h)	1,780,000	1,787,227
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4661% 7/30/2032 (f)(g)(h)	1,572,783	1,540,934
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.6154% 2/20/2030 (f)(g)(h)	2,381,227	2,394,252
Shift4 Payments LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1719% 7/6/2032 (f)(g)(h)	603,488	606,632
Trans Union LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 6/24/2031 (f)(g)(h)	142,838	143,071
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 6/24/2031 (f)(g)(h)	1,540,555	1,542,326
UFC Holdings LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.8685% 11/21/2031 (f)(g)(h)	2,192,134	2,200,947
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.389% 2/20/2032 (f)(g)(h)	14,385,194	14,445,900
		65,707,121
Insurance - 5.6%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 6/21/2032 (f)(g)(h)	572,125	571,885
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7161% 11/6/2030 (f)(g)(h)	26,035,831	25,987,144
Alera Group Intermediate Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 5/31/2032 (f)(g)(h)	5,097,225	5,118,888
Alera Group Intermediate Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.2161% 5/31/2033 (f)(g)(h)	832,913	847,697
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 9/19/2031 (f)(g)(h)	925,350	927,181
AmWINS Group Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 1/30/2032 (f)(g)(h)	5,130,061	5,142,886
Amynta Agency Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 12/29/2031 (f)(g)(h)	2,172,756	2,176,146
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.8161% 8/19/2028 (f)(g)(h)	3,982,808	3,985,317
Asurion LLC Tranche B11 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.0661% 8/19/2028 (f)(g)(h)	2,116,673	2,119,319
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9661% 9/19/2030 (f)(g)(h)	1,204,100	1,203,534
Asurion LLC Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9661% 9/19/2030 (f)(g)(h)	5,222,516	5,218,442
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.0806% 1/31/2028 (f)(g)(h)	12,235,000	12,175,783
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.0806% 1/20/2029 (f)(g)(h)	28,425,000	27,856,500
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4219% 5/6/2031 (f)(g)(h)	7,214,164	7,217,194
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.12% 6/20/2030 (f)(g)(h)	10,695,367	10,746,063
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 9/29/2030 (f)(g)(h)	292,751	293,158
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 11/21/2029 (f)(g)(h)	966,941	968,836
		112,555,973
TOTAL FINANCIALS		222,778,756
Health Care - 7.1%
Health Care Equipment & Supplies - 1.3%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 1/15/2031 (f)(g)(h)(i)	325,000	327,925
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9661% 1/15/2031 (f)(g)(h)	4,382,975	4,422,422
Embecta Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7161% 3/30/2029 (f)(g)(h)	2,328,291	2,330,712
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 8/1/2031 (f)(g)(h)	5,922,560	5,963,781
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.4661% 10/23/2028 (f)(g)(h)	2,680,203	2,687,413
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7161% 8/23/2032 (f)(g)(h)	8,229,375	8,219,088
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3404% 5/30/2031 (f)(g)(h)	2,076,861	2,085,957
		26,037,298
Health Care Providers & Services - 2.2%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.1904% 2/15/2029 (f)(g)(h)	1,866,158	1,383,588
Aveanna Healthcare LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4661% 9/17/2032 (f)(g)(h)	1,132,163	1,138,084
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.0107% 2/11/2028 (f)(g)(h)	4,500,016	4,413,526
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 5/9/2031 (f)(g)(h)	3,706,238	3,719,136
Global Medical Response Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.3844% 10/1/2032 (f)(g)(h)	2,090,000	2,101,850
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7161% 9/24/2031 (f)(g)(h)	6,394,181	5,587,939
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2161% 10/23/2031 (f)(g)(h)	1,187,038	1,189,970
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 5.6891% 10/23/2031 (f)(g)(h)(k)	153,650	154,029
Heartland Dental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4661% 8/25/2032 (f)(g)(h)	1,488,498	1,493,573
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6719% 7/3/2028 (f)(g)(h)	1,357,242	1,367,001
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6719% 7/3/2028 (f)(g)(h)	338,158	340,589
Lumexa Imaging Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7047% 12/13/2032 (f)(g)(h)	925,000	929,051
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 4/15/2031 (f)(g)(h)	2,941,007	2,946,536
National Mentor Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.7161% 12/12/2030 (f)(g)(h)	4,025,000	4,027,536
National Mentor Holdings Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 6%, 1% 12/12/2030 (f)(g)(h)(k)	1,725,000	1,726,087
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 2/21/2031 (f)(g)(h)	1,940,561	1,948,614
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.3654% 12/4/2031 (f)(g)(h)	7,502,073	7,489,694
US Anesthesia Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9872% 10/1/2028 (f)(g)(h)	1,480,670	1,486,149
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 12/10/2032 (f)(g)(h)(i)	1,220,132	1,223,182
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 12/10/2032 (f)(g)(h)(i)	184,868	185,331
		44,851,465
Health Care Technology - 1.7%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 2/15/2029 (f)(g)(h)	11,038,292	11,049,772
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (f)	965,000	933,039
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6227% 3/26/2032 (f)(g)(h)	482,575	462,370
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6227% 5/1/2031 (f)(g)(h)	8,494,695	8,147,857
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 9/28/2029 (f)(g)(h)	915,297	905,384
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 11/26/2031 (f)(g)(h)	11,810,523	11,707,181
		33,205,603
Life Sciences Tools & Services - 0.4%
PAREXEL International Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 12/12/2031 (f)(g)(h)	8,052,628	8,074,450
Pharmaceuticals - 1.5%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9661% 10/8/2030 (f)(g)(h)	13,423,797	13,083,235
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2161% 8/2/2032 (f)(g)(h)	2,832,900	2,854,147
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4495% 10/31/2032 (f)(g)(h)	1,360,000	1,361,414
Endo Finance Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4661% 4/23/2031 (f)(g)(h)	3,600,934	3,569,426
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 5/5/2028 (f)(g)(h)	5,176,680	5,196,093
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 5/19/2031 (f)(g)(h)	4,400,097	4,228,493
		30,292,808
TOTAL HEALTH CARE		142,461,624
Industrials - 12.3%
Aerospace & Defense - 1.7%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1719% 10/31/2030 (f)(g)(h)	1,282,108	1,287,980
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 1/27/2032 (f)(g)(h)	1,578,728	1,581,364
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.3778% 2/26/2032 (f)(g)(h)	7,328,401	7,353,024
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 2.007% 2/26/2032 (f)(g)(h)(k)	694,064	696,396
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.5706% 12/11/2031 (f)(g)(h)	3,348,556	3,356,928
Signia Aerospace LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 1% 12/11/2031 (f)(g)(h)(k)	163,236	163,644
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 8/19/2032 (f)(g)(h)	3,466,313	3,480,039
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9661% 3/22/2030 (f)(g)(h)	9,660,328	9,686,508
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.2161% 1/19/2032 (f)(g)(h)	6,395,402	6,419,129
		34,025,012
Air Freight & Logistics - 0.6%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 10/31/2031 (f)(g)(h)	2,058,364	2,065,157
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 10/31/2031 (f)(g)(h)	782,936	785,519
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5661% 11/23/2028 (f)(g)(h)	770,836	757,832
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5661% 11/23/2028 (b)(f)(g)(h)	4,644,000	4,644,000
Echo Global Logistics Inc 2LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.0661% 11/23/2029 (b)(f)(g)(h)	2,095,000	2,095,000
STG Distribution LLC Tranche Exchange FLFO 1LN, term loan CME Term SOFR 1 month Index + 8.35%, 12.3371% 10/3/2029 (b)(f)(g)(h)	642,400	595,505
STG Distribution LLC Tranche EXCHANGE FLSO 1LN, term loan CME Term SOFR 1 month Index + 7.6%, 11.5871% 10/3/2029 (b)(f)(g)(h)	1,367,844	157,302
		11,100,315
Building Products - 1.3%
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 1/3/2029 (f)(g)(h)	3,217,392	3,228,106
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 9/8/2032 (f)(g)(h)	1,830,836	1,833,509
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.3751% 8/1/2028 (f)(g)(h)	493,101	387,084
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1001% 4/12/2028 (f)(g)(h)	6,692,241	5,216,602
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2501% 5/15/2031 (f)(g)(h)	1,379,317	970,115
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 6.0724% 5/31/2030 (f)(g)(h)	577,100	578,225
Emrld Borrower LP Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1219% 8/4/2031 (f)(g)(h)	6,776,762	6,786,724
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 1/24/2029 (f)(g)(h)	1,426,072	1,432,319
HP PHRG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4%, 7.6719% 2/20/2032 (f)(g)(h)	5,018,728	4,981,087
		25,413,771
Commercial Services & Supplies - 4.7%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 12/21/2028 (f)(g)(h)	12,017,778	12,025,350
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 8/20/2032 (f)(g)(h)	12,753,038	12,811,064
ArchKey Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9219% 11/1/2031 (f)(g)(h)	2,745,153	2,770,903
ArchKey Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 4.25% 11/1/2031 (f)(g)(h)(k)	319,138	322,131
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1719% 2/15/2031 (f)(g)(h)	5,472,293	4,401,803
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3538% 8/1/2030 (f)(g)(h)	10,301,612	9,365,092
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.4904% 5/3/2029 (f)(g)(h)	1,463,806	1,187,264
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.8404% 8/1/2029 (f)(g)(h)	5,640,715	5,665,140
Filtration Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 10/21/2028 (f)(g)(h)	96,087	96,526
GFL ES US LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.2728% 3/3/2032 (f)(g)(h)	4,733,138	4,747,337
HNI Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7722% 11/20/2032 (f)(g)(h)	1,405,000	1,408,513
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.6366% 11/8/2032 (f)(g)(h)	2,869,315	2,884,952
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7019% 6/21/2028 (f)(g)(h)	5,271,383	5,293,945
Neptune Bidco US Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.7615% 10/11/2028 (f)(g)(h)	1,129,313	1,113,277
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.0115% 4/11/2029 (f)(g)(h)	15,451,828	15,262,543
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.4547% 12/31/2032 (f)(g)(h)	4,029,593	4,041,843
OPENLANE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.365% 10/8/2032 (f)(g)(h)	855,000	854,470
Pitney Bowes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4219% 3/19/2032 (f)(g)(h)	193,835	192,382
RLG Holdings LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7.5%, 11.3306% 7/6/2029 (f)(g)(h)	590,000	137,175
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.8306% 12/10/2026 (f)(g)(h)	971,054	968,626
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.6219% 6/15/2030 (f)(g)(h)	1,587,972	1,538,348
Wash Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 9/10/2032 (f)(g)(h)	1,870,000	1,884,025
Wellful Inc Tranche BOOTSTRAP FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.0806% 10/19/2030 (f)(g)(h)	1,346,233	1,136,449
Wellful Inc Tranche PRIMING TL 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.8306% 4/19/2030 (f)(g)(h)	1,403,553	1,382,499
WMB Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 11/2/2029 (f)(g)(h)	2,510,485	2,508,402
		94,000,059
Construction & Engineering - 0.3%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.49% 3/27/2031 (f)(g)(h)	3,206,076	3,222,107
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 11/3/2031 (f)(g)(h)	1,900,800	1,912,680
Traverse Midstream Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.3404% 2/16/2028 (f)(g)(h)	1,021,388	1,022,409
		6,157,196
Electrical Equipment - 0.3%
Vertiv Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6142% 8/12/2032 (f)(g)(h)	5,381,175	5,404,422
Ground Transportation - 0.1%
Avis Budget Car Rental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 7/16/2032 (f)(g)(h)	1,865,625	1,854,747
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4219% 4/10/2031 (f)(g)(h)	2,894,372	2,893,649
		4,748,396
Machinery - 1.0%
Allison Transmission Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 11/5/2032 (f)(g)(h)(i)	1,300,000	1,305,421
Astro Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1219% 8/30/2032 (f)(g)(h)	1,680,788	1,691,292
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 9/13/2032 (f)(g)(h)	2,690,000	2,708,507
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.4764% 3/15/2030 (f)(g)(h)	2,318,882	2,325,561
CPM Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.3429% 9/28/2028 (f)(g)(h)	1,205,103	1,197,740
Crown Equipment Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7722% 10/10/2031 (f)(g)(h)	1,370,782	1,379,349
JBT Marel Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 1/2/2032 (f)(g)(h)	818,813	819,836
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.8161% 3/25/2031 (f)(g)(h)	6,520,445	6,512,294
TNT Crane & Rigging Inc 2LN, term loan CME Term SOFR 1 month Index + 8.75%, 16.9969% 12/3/2026 (b)(f)(g)(h)	2,647,452	2,012,064
		19,952,064
Passenger Airlines - 0.6%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1344% 4/20/2028 (f)(g)(h)	2,788,073	2,792,953
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.1344% 5/28/2032 (f)(g)(h)	1,751,200	1,758,870
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 1.75%, 5.6928% 1/29/2027 (f)(g)(h)	2,215,000	2,212,121
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.7317% 2/22/2031 (f)(g)(h)	2,638,432	2,646,690
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7353% 4/1/2031 (f)(g)(h)	2,108,700	2,126,265
		11,536,899
Professional Services - 1.3%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 8/12/2032 (f)(g)(h)	2,957,547	2,960,682
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 9/29/2031 (f)(g)(h)	8,277,071	8,289,983
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 10/30/2031 (f)(g)(h)	1,366,200	1,366,487
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4661% 12/29/2028 (f)(g)(h)	6,689,453	3,909,985
CHG Healthcare Services Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.5904% 9/29/2028 (f)(g)(h)	2,040,821	2,049,392
Dayforce Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.8404% 3/1/2031 (f)(g)(h)	1,295,341	1,293,722
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 7/31/2031 (f)(g)(h)	5,650,764	5,667,264
		25,537,515
Transportation Infrastructure - 0.4%
AIT Worldwide Logistics Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.8866% 4/8/2030 (f)(g)(h)	2,857,407	2,870,580
Beacon Mobility Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9219% 8/6/2030 (f)(g)(h)	1,438,012	1,444,311
Beacon Mobility Corp Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 5.4899% 8/6/2030 (f)(g)(h)(k)	196,988	197,850
Lasership Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 9.9219% 1/2/2029 (f)(g)(h)	436,152	439,422
Lasership Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 7%, 7.6719% 1/2/2029 (f)(g)(h)	852,989	636,902
Lasership Inc Tranche E 1LN, term loan CME Term SOFR 1 month Index + 7.5%, 12.4336% 8/10/2029 (f)(g)(h)	1,688,988	489,807
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6719% 7/26/2028 (f)(g)(h)	1,806,343	1,813,116
		7,891,988
TOTAL INDUSTRIALS		245,767,637
Information Technology - 16.7%
Communications Equipment - 0.5%
Ciena Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4839% 10/24/2030 (f)(g)(h)	705,799	707,126
CommScope LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.857% 12/17/2029 (f)(g)(h)	9,525,000	9,529,477
		10,236,603
Electronic Equipment, Instruments & Components - 1.1%
Coherent Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 7/2/2029 (f)(g)(h)	2,219,404	2,220,802
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4661% 7/12/2032 (f)(g)(h)	4,825,355	4,825,355
DG Investment Intermediate Holdings Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.2161% 7/31/2033 (f)(g)(h)	790,000	790,000
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 5/30/2031 (f)(g)(h)	1,828,422	1,831,055
Go Daddy Operating Co LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 11/9/2029 (f)(g)(h)	1,374,385	1,376,007
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9661% 8/18/2031 (f)(g)(h)	1,377,363	1,383,120
MX Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7214% 3/17/2032 (f)(g)(h)	285,435	285,910
Pinnacle Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4853% 10/1/2032 (f)(g)(h)	2,417,811	2,425,379
Pinnacle Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 1% 10/1/2032 (f)(g)(h)(k)	466,129	467,588
Pye-Barker Fire & Safety LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 1% 12/16/2032 (f)(g)(h)(k)	292,500	294,205
Pye-Barker Fire & Safety LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2063% 12/16/2032 (f)(g)(h)	1,957,500	1,968,913
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0724% 10/24/2031 (f)(g)(h)	1,782,000	1,796,488
TTM Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1227% 5/30/2030 (f)(g)(h)	1,548,936	1,559,593
		21,224,415
IT Services - 3.7%
Ahead DB Holdings LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.1719% 2/3/2031 (f)(g)(h)	3,085,826	3,079,500
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.1662% 2/10/2028 (f)(g)(h)	6,509,288	6,189,617
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (f)(h)	1,532,802	1,260,729
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5.9661% 10/31/2030 (f)(g)(h)	3,343,808	3,344,510
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 8.7161% 3/20/2033 (f)(g)(h)	4,265,000	4,164,602
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7161% 3/20/2032 (f)(g)(h)	9,635,202	9,636,551
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 6/17/2031 (f)(g)(h)	4,407,972	4,419,609
Peraton Corp 2LN, term loan CME Term SOFR 3 month Index + 7.75%, 0% 2/1/2029 (f)(g)(h)(i)	1,545,000	1,209,936
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.6904% 2/1/2028 (f)(g)(h)	15,685,861	14,534,676
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 6/20/2031 (f)(g)(h)	2,990,000	2,996,219
X Corp 1LN, term loan 9.5% 10/26/2029 (f)	14,640,000	14,577,195
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (f)(g)(h)	8,104,335	7,953,838
		73,366,982
Semiconductors & Semiconductor Equipment - 0.4%
MKS Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 8/17/2029 (f)(g)(h)	2,511,150	2,520,040
Qnity Electronics Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6975% 11/1/2032 (f)(g)(h)	4,500,000	4,516,875
		7,036,915
Software - 11.0%
Applied Systems Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1719% 2/24/2031 (f)(g)(h)	5,408,210	5,436,386
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7161% 12/11/2028 (f)(g)(h)	10,522,257	10,546,669
Central Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 7/6/2029 (f)(g)(h)	2,611,776	2,205,854
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 8/13/2032 (f)(g)(h)	7,306,688	7,311,291
Cloud Software Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 3/21/2031 (f)(g)(h)	4,223,141	4,226,434
Darktrace Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.1853% 10/9/2031 (f)(g)(h)	7,131,886	7,153,566
Darktrace Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.1853% 10/9/2032 (f)(g)(h)	2,750,000	2,718,623
Dawn Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 8/20/2032 (f)(g)(h)(i)	11,585,000	11,543,642
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 10.7161% 2/19/2029 (f)(g)(h)	6,258,409	5,605,219
Eagle Parent Canada Inc Tranche INCR B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9219% 4/2/2029 (b)(f)(g)(h)	3,890,700	3,793,693
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 10/9/2029 (f)(g)(h)	4,691,715	4,715,173
EP Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4369% 11/6/2028 (f)(g)(h)	425,906	301,328
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 5/30/2031 (f)(g)(h)	3,180,834	3,189,391
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 4/16/2032 (f)(g)(h)	641,775	642,096
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 9/12/2029 (f)(g)(h)	5,961,785	5,968,402
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 1/30/2032 (f)(g)(h)	3,575,843	3,564,686
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5904% 7/26/2032 (f)(g)(h)	2,355,000	2,353,540
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9661% 12/31/2031 (f)(g)(h)	9,846,350	8,398,641
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9661% 5/3/2028 (f)(g)(h)	10,536,532	9,772,633
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.0904% 2/23/2029 (f)(g)(h)	3,530,000	2,938,125
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0904% 7/1/2031 (f)(g)(h)	12,080,574	12,005,070
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.1094% 7/31/2026 (f)(g)(h)	4,337,163	3,059,045
Ping Identity Holding Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.5909% 11/15/2032 (f)(g)(h)	2,420,000	2,423,025
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.852% 6/2/2028 (f)(g)(h)	21,946,587	21,131,929
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 3 month Index + 5%, 8.6719% 5/9/2033 (f)(g)(h)	2,065,000	1,975,957
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 10/26/2030 (f)(g)(h)	5,204,240	5,192,739
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 7/16/2031 (f)(g)(h)	2,947,521	2,953,652
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 8/31/2028 (f)(g)(h)	4,980,477	5,001,544
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6146% 5/15/2028 (f)(g)(h)	6,094,278	2,214,234
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.1146% 5/15/2028 (f)(g)(h)	1,420,028	1,441,329
RealPage Inc 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4219% 4/24/2028 (f)(g)(h)	1,111,600	1,114,034
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.9336% 4/24/2028 (f)(g)(h)	2,672,840	2,669,313
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7161% 9/8/2032 (f)(g)(h)	7,380,000	7,386,937
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.7161% 4/5/2030 (f)(g)(h)	10,449,572	9,101,786
Roper Industrial Products Investment Co 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4219% 11/22/2029 (f)(g)(h)	2,283,790	2,295,986
SonarSource Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.231% 12/19/2030 (f)(g)(h)	2,250,000	2,221,875
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 8/13/2029 (f)(g)(h)	1,872,245	1,876,495
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 5/9/2031 (f)(g)(h)	5,908,232	5,940,432
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3383% 2/10/2031 (f)(g)(h)	18,679,099	18,686,571
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.0904% 4/14/2031 (f)(g)(h)	5,167,434	5,180,353
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (f)	757,210	793,965
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 10.8454% 6/28/2030 (f)(g)(h)	2,244,673	2,212,215
		219,263,878
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.8574% 2/20/2032 (f)(g)(h)	2,171,000	2,181,854
TOTAL INFORMATION TECHNOLOGY		333,310,647
Materials - 6.7%
Chemicals - 3.7%
A-Gas FinCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9219% 12/14/2029 (f)(g)(h)	4,087,408	3,699,105
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.5661% 11/24/2028 (f)(g)(h)	2,875,000	2,567,375
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.8161% 11/24/2027 (f)(g)(h)	4,606,865	4,198,006
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.3161% 9/30/2028 (f)(g)(h)	5,130,933	5,124,521
Arc Falcon I Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 10.8161% 9/30/2029 (f)(g)(h)	2,530,000	2,525,269
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4219% 12/23/2031 (f)(g)(h)	2,856,150	2,759,755
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2161% 10/15/2032 (f)(g)(h)	5,925,000	5,843,531
CoorsTek Inc 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.8594% 10/28/2032 (f)(g)(h)	2,010,000	2,023,829
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7501% 11/1/2030 (f)(g)(h)	2,122,335	2,127,407
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.6074% 10/4/2029 (f)(g)(h)	7,904,865	7,583,058
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.6969% 7/3/2028 (f)(g)(h)	6,010,459	5,246,169
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7339% 3/15/2029 (f)(g)(h)	9,507,831	9,144,537
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.2536% 3/15/2030 (f)(g)(h)	1,360,588	1,317,226
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5661% 3/14/2030 (f)(g)(h)	2,806,198	1,898,870
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.0661% 4/2/2029 (f)(g)(h)	3,293,155	2,305,208
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5904% 8/25/2031 (f)(g)(h)	5,341,630	5,293,556
Scih Salt Hldgs Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.5218% 1/31/2029 (f)(g)(h)	2,465,513	2,469,112
Solstice Advanced Materials Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.5928% 10/29/2032 (f)(g)(h)	1,960,000	1,968,585
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2161% 9/30/2031 (f)(g)(h)	1,757,061	1,763,105
USALCO LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 1% 9/30/2031 (f)(g)(h)(k)	182,854	183,483
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6887% 8/9/2032 (f)(g)(h)	2,413,950	2,411,681
		72,453,388
Construction Materials - 0.4%
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 2/10/2032 (f)(g)(h)	7,488,413	7,509,829
VM Consolidated Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 10/15/2032 (f)(g)(h)	1,193,983	1,201,744
		8,711,573
Containers & Packaging - 2.4%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 3/3/2031 (f)(g)(h)	5,979,124	5,773,621
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1498% 6/9/2031 (f)(g)(h)	5,919,665	5,931,149
BradyPlus Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 12/13/2032 (f)(g)(h)(i)	9,080,000	8,974,036
Charter Next Generation Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.5001% 11/29/2030 (f)(g)(h)	1,010,804	1,012,239
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.8911% 4/13/2029 (f)(g)(h)	17,116,678	17,119,589
Clydesdale Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 4/1/2032 (f)(g)(h)	6,931,937	6,922,648
Clydesdale Acquisition Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 0% 3/29/2032 (f)(g)(h)(i)	97,555	97,424
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7161% 5/1/2031 (f)(g)(h)	1,920,551	1,924,162
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2161% 4/21/2031 (f)(g)(h)	892,213	893,453
		48,648,321
Metals & Mining - 0.1%
Tiger Acquisition LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2302% 8/23/2032 (f)(g)(h)	2,548,613	2,554,984
Paper & Forest Products - 0.1%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 5/23/2031 (f)(g)(h)	1,918,800	1,925,650
TOTAL MATERIALS		134,293,916
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Greystar Real Estate Partners LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3224% 8/21/2030 (f)(g)(h)	1,740,591	1,747,119
Utilities - 1.6%
Electric Utilities - 0.7%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.5928% 4/16/2031 (f)(g)(h)	3,778,160	3,786,963
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 12/20/2030 (f)(g)(h)	2,766,035	2,778,842
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.8727% 1/27/2031 (f)(g)(h)	7,143,993	7,153,423
		13,719,228
Independent Power and Renewable Electricity Producers - 0.8%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 9/30/2031 (f)(g)(h)	863,442	865,687
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 7/31/2030 (f)(g)(h)	2,830,000	2,831,330
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 2/26/2032 (f)(g)(h)	457,994	460,408
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 6/4/2032 (f)(g)(h)	2,928,950	2,902,413
MRP Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 5.4615% 6/4/2032 (f)(g)(h)(k)	373,146	369,766
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.2161% 3/29/2030 (f)(g)(h)	2,894,688	2,909,161
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 11/25/2032 (f)(g)(h)	3,160,000	3,158,041
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3531% 12/13/2031 (f)(g)(h)	1,014,750	1,018,342
		14,515,148
Multi-Utilities - 0.1%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0806% 6/23/2028 (f)(g)(h)	2,985,917	2,928,080
TOTAL UTILITIES		31,162,456
TOTAL UNITED STATES		1,617,725,906
TOTAL BANK LOAN OBLIGATIONS (Cost $1,814,197,826)		1,761,787,295

Common Stocks - 1.7%
	Shares	Value ($)
FRANCE - 0.1%
Communication Services - 0.1%
Media - 0.1%
Altice France Holding SA (b)	122,825	1,851,933
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Communication Services - 0.2%
Entertainment - 0.2%
New Cineworld Ltd (b)(d)	191,905	3,945,567
UNITED STATES - 1.4%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (b)	6,307	10,513
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Old Claimco LLC (b)(d)	105,486	1,292,204
Specialty Retail - 0.0%
White Iris LLC (b)	17,385	429,061
TOTAL CONSUMER DISCRETIONARY		1,721,265
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
JP Intermediate B LLC (b)(e)	19,142	114,851
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
California Resources Corp	68,210	3,049,669
EP Energy Corp (b)(d)	15,785	26,045
Expand Energy Corp	83,841	9,252,693
Expand Energy Corp (c)	928	102,414
Exxon Mobil Corp	40,902	4,922,147
New Fortress Energy Inc	37,399	42,635
TOTAL ENERGY		17,395,603
Financials - 0.3%
Financial Services - 0.3%
ACNR Holdings Inc (b)	55,333	6,892,279
Carnelian Point Holdings LP warrants 6/30/2027 (b)(d)	5,132	14,985
Limetree Bay Cayman Ltd (b)(d)	776	0
TOTAL FINANCIALS		6,907,264
Information Technology - 0.1%
IT Services - 0.1%
GTT Communications Inc (b)(d)	35,300	1,199,847
TOTAL UNITED STATES		27,349,343
TOTAL COMMON STOCKS (Cost $19,157,742)		33,146,843

Non-Convertible Corporate Bonds - 3.0%
	Principal Amount (a)	Value ($)
FRANCE - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Altice France SA 6.5% 10/15/2031 (n)	658,435	625,224
Altice France SA 6.5% 4/15/2032 (n)	5,163,520	4,950,173
Altice France SA 6.875% 7/15/2032 (n)	1,894,446	1,816,659

TOTAL FRANCE		7,392,056
UNITED KINGDOM - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/2028 (n)	2,380,000	2,586,517
UNITED STATES - 2.5%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.1%
Frontier Communications Holdings LLC 5% 5/1/2028 (n)	1,160,000	1,161,995
Level 3 Financing Inc 4.875% 6/15/2029 (n)	15,000	14,587
WULF Compute LLC 7.75% 10/15/2030 (n)	400,000	412,099
		1,588,681
Media - 0.7%
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (n)	3,760,000	3,717,586
DISH Network Corp 11.75% 11/15/2027 (n)	4,170,000	4,340,053
Dotdash Meredith Inc 7.625% 6/15/2032 (n)	1,510,000	1,360,303
EchoStar Corp 10.75% 11/30/2029	3,328,070	3,680,184
Univision Communications Inc 9.375% 8/1/2032 (n)	1,620,000	1,741,197
		14,839,323
TOTAL COMMUNICATION SERVICES		16,428,004
Consumer Discretionary - 0.7%
Automobile Components - 0.1%
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (n)	1,205,000	1,235,577
Hotels, Restaurants & Leisure - 0.6%
Caesars Entertainment Inc 7% 2/15/2030 (n)	1,465,000	1,517,237
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (n)	11,640,000	11,305,154
		12,822,391
TOTAL CONSUMER DISCRETIONARY		14,057,968
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (n)	205,000	208,761
Financials - 0.4%
Financial Services - 0.2%
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	1,755,000	1,514,198
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030	1,475,000	1,409,919
NFE Financing LLC 12% (j)(n)	4,809,835	1,391,244
		4,315,361
Insurance - 0.2%
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (n)	2,235,000	2,328,084
Asurion LLC and Asurion Co-Issuer Inc 8% 12/31/2032 (n)	770,000	798,961
		3,127,045
TOTAL FINANCIALS		7,442,406
Health Care - 0.1%
Health Care Providers & Services - 0.1%
National Mentor Holdings Inc 10.5% 12/15/2030 (n)	1,385,000	1,392,338
Pharmaceuticals - 0.0%
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (n)	330,000	273,304
TOTAL HEALTH CARE		1,665,642
Industrials - 0.1%
Building Products - 0.0%
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (n)	375,000	290,586
Commercial Services & Supplies - 0.1%
Artera Services LLC 8.5% 2/15/2031 (n)	1,085,000	900,921
Brand Industrial Services Inc 10.375% 8/1/2030 (n)	600,000	588,385
OT Midco Inc 10% 2/15/2030 (n)	705,000	280,509
		1,769,815
Machinery - 0.0%
Chart Industries Inc 7.5% 1/1/2030 (n)	330,000	343,941
Passenger Airlines - 0.0%
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (n)	184,167	184,428
TOTAL INDUSTRIALS		2,588,770
Information Technology - 0.2%
Software - 0.2%
Cloud Software Group Inc 8.25% 6/30/2032 (n)	1,734,000	1,812,100
Cloud Software Group Inc 9% 9/30/2029 (n)	1,370,000	1,426,869
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030	750,000	798,343
TOTAL INFORMATION TECHNOLOGY		4,037,312
Real Estate - 0.2%
Diversified REITs - 0.0%
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (n)	345,000	344,942
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (n)	200,000	199,610
		544,552
Health Care REITs - 0.2%
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	2,680,000	2,587,222
TOTAL REAL ESTATE		3,131,774
TOTAL UNITED STATES		49,560,637
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $61,549,277)		59,539,210

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 11% (m) (Cost $1,062,000)	11,800	1,165,786

Preferred Securities - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.2234% (g)(h)(l)	3,085,000	3,126,873
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Aircastle Ltd 5.25% (h)(l)(n)	895,000	904,570
TOTAL UNITED STATES		4,031,443
TOTAL PREFERRED SECURITIES (Cost $3,984,293)		4,031,443

Money Market Funds - 6.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (p)	3.79	135,457,732	135,484,824
Fidelity Securities Lending Cash Central Fund (p)(q)	3.77	94	94
TOTAL MONEY MARKET FUNDS (Cost $135,482,850)			135,484,918

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $2,062,202,249)	2,020,794,983
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(18,982,867)
NET ASSETS - 100.0%	2,001,812,116

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,684,981 or 0.9% of net assets.

(d)	Non-income producing.
(e)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $114,851 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(j)	Non-income producing - Security is in default.
(k)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $4,086,361 and $4,090,938, respectively.

(l)	Security is perpetual in nature with no stated maturity date.
(m)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(n)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,510,835 or 2.9% of net assets.

(o)	Affiliated fund.
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(q)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Expand Energy Corp	2/10/2021	8,788

Fidelity Private Credit Company LLC	6/6/2022 - 12/31/2025	19,744,235

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
JP Intermediate B LLC	9/30/2027

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	95,656,847	176,447,479	136,618,582	1,347,570	130	(1,050)	135,484,824	135,457,732	0.2%
Fidelity Securities Lending Cash Central Fund	-	1,058,975	1,058,975	46	94	-	94	94	0.0%
Total	95,656,847	177,506,454	137,677,557	1,347,616	224	(1,050)	135,484,918

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	18,015,590	928,225	-	928,225	-	(361,248)	18,582,567	2,001,267
	18,015,590	928,225	-	928,225	-	(361,248)	18,582,567

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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